Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ (90)	$ 149	$ (77)	$ (115)
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)			(75)
Seadrill Partners | Seadrill Partners - Direct ownership investments
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(82)	77	(75)	(107)
Seadrill Partners | Seadrill Partners - Subordinated Units
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(20)	22	0	(17)
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	24	46	20	29
SeaMex
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(12)	4	(22)	(19)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	0	0	(2)	(1)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ 0	$ 0	$ 2	$ 0